MATERIAL ACCOUNTING POLICY INFORMATION	12 Months Ended
Dec. 31, 2025
Material accounting policy information [Abstract]
Material Accounting Policy Information	■ Material Accounting Policy Information

a)    Statement of Compliance
These consolidated financial statements have been
prepared in accordance with IFRS Accounting Standards as
issued by the International Accounting Standards Board
(“IFRS”). Accounting policies are consistently applied to all years presented, unless otherwise stated. These
consolidated financial statements were approved for
issuance by the Board of Directors on February 4, 2026.
b)    Basis of Preparation
These consolidated financial statements include the
accounts of Barrick, its subsidiaries, its share of joint
operations (“JO”) and its equity share of joint ventures
(“JV”). When applying the equity method of accounting,
specifically for Porgera, whereby the economic interest
differs from the shareholding, the equity accounting is
based on the economic share contractually agreed among
the shareholders rather than the equity participation. For
non wholly-owned, controlled subsidiaries, profit or loss for the period that is attributable to non-controlling interests is typically calculated based on the ownership of the minority
shareholders in the subsidiary.
Outlined below is information related to our joint arrangements and entities other than 100% owned Barrick subsidiaries at
December 31, 2025:

	Place of business	Entity type	Interest[1]	Method[2]
Nevada Gold Mines[3]	United States	Subsidiary	61.5%	Consolidation
North Mara[3,4]	Tanzania	Subsidiary	84%	Consolidation
Bulyanhulu[3,4]	Tanzania	Subsidiary	84%	Consolidation
Loulo-Gounkoto[3,5]	Mali	Subsidiary	80%	Consolidation
Pueblo Viejo[3]	Dominican Republic	Subsidiary	60%	Consolidation
Reko Diq Project[3]	Pakistan	Subsidiary	50%	Consolidation
Norte Abierto Project	Chile	JO	50%	Our share
Veladero	Argentina	JO	50%	Our share
Kibali[6]	Democratic Republic of Congo	JV	45%	Equity Method
Jabal Sayid[6]	Saudi Arabia	JV	50%	Equity Method
Zaldívar[6]	Chile	JV	50%	Equity Method
Porgera Mine[6,7]	Papua New Guinea	JV	24.5%	Equity Method
[1]Unless otherwise noted, all of our JOs are funded by contributions made by the parties sharing joint control in proportion to their economic interest.
[2]For our JOs, we recognize our share of any assets, liabilities, revenues and expenses of the JO.
3We consolidate our interests in Carlin, Cortez, Turquoise Ridge, Phoenix, Long Canyon, North Mara, Bulyanhulu, Loulo-Gounkoto, Pueblo
Viejo and the Reko Diq project and record a non-controlling interest (“NCI”) for the interest that we do not own.
[4]The Government of Tanzania receives half of the economic benefits from the Tanzanian operations (Bulyanhulu and North Mara) from taxes, royalties, clearing fees and participation in all cash distributions made by the mines, after the recoupment of capital investments. Earnings are recorded proportionally based on our equity interests each period in accordance with the terms of the agreement with the Government of Tanzania.
[5]Refer to notes 4 and 35 for details of Loulo-Gounkoto’s developments during 2025.
[6]Barrick has commitments of $893 million relating to its interest in the joint ventures, including purchase obligations disclosed in note 17 and capital commitments disclosed in note 19.
[7]Ownership of Porgera is held in a joint venture owned 51% by Papua New Guinea (“PNG”) stakeholders and 49% by a Barrick affiliate,
Porgera (Jersey) Limited (“PJL”). PJL is jointly owned on a 50/50 basis by Barrick and Zijin Mining Group and therefore Barrick holds a
24.5% ownership interest in the Porgera joint venture. Barrick holds a 23.5% interest in the economic benefits of the mine under the economic benefit sharing arrangement agreed with the PNG government whereby Barrick and Zijin Mining Group together share 47% of the overall economic benefits derived from the mine accumulated over time, and the PNG stakeholders share the remaining 53%.
c)    Business Combinations
On the acquisition of a business, the acquisition method of
accounting is used, whereby the purchase consideration is
allocated to the identifiable assets and liabilities on the
basis of fair value at the date of acquisition. Provisional fair values allocated at a reporting date are finalized as soon as the relevant information is available, within a period not to exceed 12 months from the acquisition date with retroactive
restatement of the impact of adjustments to those
provisional fair values effective as at the acquisition date.
Incremental costs related to acquisitions are expensed as
incurred.
When the cost of the acquisition exceeds the fair
value of the identifiable net assets acquired, the difference is recorded as goodwill. If the fair value attributable to
Barrick’s share of the identifiable net assets exceeds the
cost of acquisition, the difference is recognized as a gain in the consolidated statement of income.
Non-controlling interests represent the fair value of
net assets in subsidiaries, as at the date of acquisition, that are not held by Barrick and are presented in the equity
section of the consolidated balance sheet.
d)    Foreign Currency Translation
The functional currency of all of our operations is the US
dollar. We translate non-US dollar balances for these
operations into US dollars as follows:
▪Property, plant and equipment (“PP&E”), intangible
assets and equity method investments using the rates
at the time of acquisition;
▪Fair value through other comprehensive income
(“FVOCI”) equity investments using the closing
exchange rate as at the balance sheet date with
translation gains and losses permanently recorded in
Other Comprehensive Income (“OCI”);
▪Deferred tax assets and liabilities using the closing
exchange rate as at the balance sheet date with
translation gains and losses recorded in income tax
expense;
▪Other assets and liabilities using the closing exchange
rate as at the balance sheet date with translation gains
and losses recorded in other income/expense; and
▪Income and expenses using the average exchange
rate for the period, except for expenses that relate to
non-monetary assets and liabilities measured at
historical rates, which are translated using the same
historical rate as the associated non-monetary assets
and liabilities.
e)    Revenue Recognition
We sell our production in the world market through the
following distribution channels: gold bullion is sold in the gold spot market, to independent refineries or to our non-
controlling interest holders; and gold and copper
concentrate is sold to independent smelting or trading
companies.
Gold Bullion Sales
Gold bullion is sold primarily in the London spot market.
The sale price is fixed on the date of sale based on the gold spot price. Generally, we record revenue from gold bullion
sales at the time of delivery, which is also the date that title to the gold passes.
Concentrate Sales
Under the terms of concentrate sales contracts with
independent smelting companies, gold and copper sales
prices are provisionally set on a specified future date after shipment based upon market prices. We record revenues
under these contracts at the time of shipment, which is also when the risks and rewards of ownership pass to the
smelting companies, using forward market gold and copper
prices on the expected date that final sales prices will be
determined. Variations between the price recorded at the
shipment date and the actual final price set under the
smelting contracts are caused by changes in market gold
and copper prices, which result in an embedded derivative
in accounts receivable. The receivable is recorded at fair
value each period until final settlement occurs, with
changes in fair value classified as provisional price
adjustments and included in revenue in the consolidated
statement of income and presented separately in note 6 of
these consolidated financial statements.
Copper Cathode Sales
Under the terms of copper cathode sales contracts, copper
sales prices are provisionally set on a specified future date based upon market commodity prices plus certain price
adjustments. Revenue is recognized at the time of
shipment, which is also when the risks and rewards of
ownership pass to the customer. Revenue is provisionally
measured using forward market prices on the expected
date that final selling prices will be determined. Variations occur between the price recorded on the date of revenue
recognition and the actual final price under the terms of the contracts due to changes in market copper prices, which
result in an embedded derivative in accounts receivable.
The receivable is recorded at fair value each period until
final settlement occurs, with changes in fair value classified as provisional price adjustments and included in revenue in
the consolidated statement of income and presented
separately in note 6 of these consolidated financial
statements.
Streaming Arrangements
As the deferred revenue on streaming arrangements is
considered variable consideration, an adjustment is made
to the transaction price per unit each time there is a change in the underlying production profile of a mine (typically in Q4 of each year). The change in the transaction price per unit
results in a cumulative catch-up adjustment to revenue in
the period in which the change is made, reflecting the new
production profile expected to be delivered under the
streaming agreement. A corresponding cumulative catch-up
adjustment is made to accretion expense, reflecting the
impact of the change in the deferred revenue balance.
f)    Exploration and Evaluation
Exploration expenditures are the costs incurred in the initial search for mineral deposits with economic potential or in
the process of obtaining more information about existing
mineral deposits. Exploration expenditures typically include costs associated with prospecting, sampling, mapping,
diamond drilling and other work involved in searching for
ore.
Evaluation expenditures are the costs incurred to
establish the technical and commercial viability of
developing mineral deposits identified through exploration
activities or by acquisition. Evaluation expenditures include the cost of: (i) establishing the volume and grade of
deposits through drilling of core samples, trenching and
sampling activities in an ore body that is classified as either a mineral resource or a proven and probable reserve;
(ii) determining the optimal methods of extraction and
metallurgical and treatment processes; (iii) studies related to surveying, transportation and infrastructure requirements;
(iv) permitting activities; and (v) economic evaluations to
determine whether development of the mineralized material
is commercially justified, including scoping, pre-feasibility and final feasibility studies.
Exploration and evaluation expenditures are
expensed as incurred unless management determines that
probable future economic benefits will be generated as a
result of the expenditures. Once the technical feasibility and commercial viability of a program or project has been
demonstrated with a pre-feasibility study, and we have
recognized reserves in accordance with the Canadian
Securities Administrators’ National Instrument 43-101 -
Standards of Disclosure for Mineral Projects, we account
for future expenditures incurred in the development of that
program or project in accordance with our policy for
property, plant and equipment, as described in note 2l.

g)    Production Stage
A mine that is under construction is determined to enter the production stage when the project is in the location and
condition necessary for it to be capable of operating in the manner intended by management. We use the following
factors to assess whether these criteria have been met:
(1) the level of capital expenditures compared to
construction cost estimates; (2) the completion of a
reasonable period of commissioning and testing of mine
plant and equipment; (3) the ability to produce minerals in
saleable form (within specifications); and (4) the ability to sustain ongoing production of minerals.
When a mine construction project moves into the
production stage, the capitalization of certain mine
construction costs ceases and costs are either capitalized
to inventory or expensed, except for capitalizable costs
related to property, plant and equipment additions or
improvements, open pit stripping activities that provide a
future benefit, underground mine development or
expenditures that meet the criteria for capitalization in
accordance with IAS 16 Property, Plant and Equipment.
h)    Taxation
Current tax for each taxable entity is based on the local
taxable income at the local statutory tax rate enacted or
substantively enacted at the balance sheet date and
includes adjustments to tax payable or recoverable in
respect of previous periods.
Deferred tax is recognized using the balance sheet
method in respect of all temporary differences between the
tax bases of assets and liabilities, and their carrying
amounts for financial reporting purposes, except as
indicated below.
Deferred income tax liabilities are recognized for
all taxable temporary differences, except:
•Where the deferred income tax liability arises from the
initial recognition of goodwill, or the initial recognition of an asset or liability in an acquisition that is not a
business combination and, at the time of the
acquisition, affects neither the accounting profit nor
taxable profit or loss; and
•In respect of taxable temporary differences associated
with investments in subsidiaries and interests in joint
arrangements, where the timing of the reversal of the
temporary differences can be controlled and it is
probable that the temporary differences will not reverse
in the foreseeable future.
Deferred income tax assets are recognized for all
deductible temporary differences and the carryforward of
unused tax assets and unused tax losses, to the extent that
it is probable that taxable profit will be available against which the deductible temporary differences and the
carryforward of unused tax assets and unused tax losses
can be utilized, except:
•Where the deferred income tax asset relating to the
deductible temporary difference arises from the initial
recognition of an asset or liability in an acquisition that
is not a business combination and, at the time of the
acquisition, affects neither the accounting profit nor
taxable profit or loss; and
•In respect of deductible temporary differences
associated with investments in subsidiaries and
interests in joint arrangements, deferred tax assets are
recognized only to the extent that it is probable that the
temporary differences will reverse in the foreseeable
future and taxable profit will be available against which
the temporary differences can be utilized.
The carrying amount of deferred income tax assets is
reviewed at each balance sheet date and reduced to the
extent that it is no longer probable that sufficient taxable profit will be available to allow all or part of the deferred income tax asset to be utilized. To the extent that an asset not previously recognized fulfills the criteria for recognition, a deferred income tax asset is recorded.
Deferred tax is measured on an undiscounted
basis at the tax rates that are expected to apply in the
periods in which the asset is realized or the liability is
settled, based on tax rates and tax laws enacted or
substantively enacted at the balance sheet date.
Current and deferred tax relating to items
recognized directly in equity are recognized in equity and
not in the income statement.
The Company is subject to assessments by
various taxation authorities, who may interpret tax
legislation differently than the Company. Tax liabilities for uncertain tax positions are adjusted by the Company to
reflect its best estimate of the probable outcome of
assessments and in light of changing facts and
circumstances, such as the completion of a tax audit,
expiration of a statute of limitations, the refinement of an estimate, and interest accruals associated with the
uncertain tax positions until they are resolved. Some of
these adjustments require significant judgment in estimating the timing and amount of any additional tax expense.
Royalties and Special Mining Taxes
Income tax expense includes the cost of royalties and
special mining taxes payable to governments that are
calculated based on a percentage of taxable profit whereby
taxable profit represents net income adjusted for certain
items defined in the applicable legislation.
Indirect Taxes
Indirect tax recoverable is recorded at its undiscounted
amount and is disclosed as non-current if not expected to
be recovered within 12 months.

i)    Other Investments
Investments in publicly quoted equity securities that are
neither subsidiaries nor associates are categorized as
FVOCI pursuant to the irrevocable election available in
IFRS 9 for these instruments. FVOCI equity investments
are recorded at fair value with all realized and unrealized
gains and losses recorded permanently in OCI. Warrant
investments are classified as fair value through profit or loss
(“FVPL”).
j)    Inventory
Material extracted from our mines is classified as either ore or waste. Ore represents material that, at the time of
extraction, we expect to process into a saleable form and
sell at a profit. Raw materials are comprised of both ore in stockpiles and ore on leach pads as processing is required
to extract benefit from the ore. Ore is accumulated in
stockpiles that are subsequently processed into gold/copper
in a saleable form. The recovery of gold and copper from
certain oxide ores is achieved through the heap leaching
process. Work in process represents gold/copper in the
processing circuit that has not completed the production
process, and is not yet in a saleable form. Finished goods
inventory represents gold/copper in saleable form.
Metal inventories are valued at the lower of cost
and net realizable value. Cost is determined on a weighted
average basis and includes all costs incurred, based on a
normal production capacity, in bringing each product to its
present location and condition. Cost of inventories
comprises: direct labor, materials and contractor expenses,
including non-capitalized stripping costs; depreciation on
PP&E including capitalized stripping costs; and an
allocation of general and administrative costs. As ore is
removed for processing, costs are removed based on the
average cost per ounce/pound in the stockpile. Net
realizable value is determined with reference to relevant
market prices less applicable variable selling and
downstream processing costs. Inventory provisions are
reversed to reflect subsequent improvements in net
realizable value where the inventory is still on hand.
Mine operating supplies represent commodity
consumables and other raw materials used in the
production process, as well as spare parts and other
maintenance supplies that are not classified as capital
items. Provisions are recorded to reduce mine operating
supplies to net realizable value, which is generally
calculated by reference to its salvage or scrap value, when
it is determined that the supplies are obsolete.
k)    Royalties
Certain of our properties are subject to royalty
arrangements based on mineral production at the
properties. The primary type of royalty is a net smelter
return (“NSR”) royalty. Under this type of royalty we pay the holder an amount calculated as the royalty percentage
multiplied by the value of gold production at market gold
prices less third-party smelting, refining and transportation costs. Royalty expense is recorded on completion of the
production or sales process in cost of sales. Other types of royalties include:
•Net profits interest royalty to a party other than a
government,
•Modified NSR royalty,
•Net smelter return sliding scale royalty,
•Gross proceeds sliding scale royalty,
•Gross smelter return royalty,
•Net value royalty,
•Land tenement royalty, and a
•Gold revenue royalty.
l)    Property, Plant and Equipment
Estimated Useful Lives of Major Asset Categories

Buildings, plant and equipment	2 - 38 years
Underground mobile equipment	3 - 7 years
Light vehicles and other mobile equipment	2 - 10 years
Furniture, computer and office equipment	2 - 10 years
Buildings, Plant and Equipment
At acquisition, we record buildings, plant and equipment at
cost, including all expenditures incurred to prepare an asset for its intended use. These expenditures consist of: the
purchase price; brokers’ commissions; and installation
costs including architectural, design and engineering fees,
legal fees, survey costs, site preparation costs, freight
charges, transportation insurance costs, duties, testing and preparation charges.
Buildings, plant and equipment are depreciated on
a straight-line basis over their expected useful life, which commences when the assets are considered available for
use. Once buildings, plant and equipment are considered
available for use, they are measured at cost less
accumulated depreciation and applicable impairment
losses.
Depreciation on equipment utilized in the
development of assets, including open pit and underground
mine development, is recapitalized as development costs
attributable to the related asset.
Mineral Properties
Mineral properties consist of: the fair value attributable to mineral reserves and resources acquired in a business
combination or asset acquisition; underground mine
development costs; open pit mine development costs;
capitalized exploration and evaluation costs; and capitalized interest. In addition, we incur project costs which are
generally capitalized when the expenditures result in a
future benefit.
i) Acquired Mining Properties
On acquisition of a mining property, we prepare an estimate
of the fair value attributable to the proven and probable
mineral reserves, mineral resources and exploration
potential attributable to the property. The estimated fair
value attributable to the mineral reserves and the portion of mineral resources considered to be probable of economic
extraction at the time of the acquisition is depreciated on a units of production (“UOP”) basis whereby the denominator
is the proven and probable reserves and the portion of
mineral resources considered to be probable of economic
extraction based on the current life of mine (“LOM”) plan
that benefit from the development and are considered
probable of economic extraction. The estimated fair value
attributable to mineral resources that are not considered to be probable of economic extraction at the time of the
acquisition is not subject to depreciation until the resources become probable of economic extraction in the future. The
estimated fair value attributable to exploration licenses is recorded as an intangible asset and is not subject to
depreciation until the property enters production.
ii) Underground Mine Development Costs
At our underground mines, we incur development costs to
build new shafts, declines, drifts and ramps that will enable us to physically access ore underground. The time over
which we will continue to incur these costs depends on the
mine life. These underground development costs are
capitalized as incurred.
Capitalized underground development costs are
depreciated on a UOP basis, whereby the denominator is
the estimated ounces/pounds of gold/copper in proven and
probable reserves and the portion of resources considered
probable of economic extraction based on the current LOM
plan that benefit from the development and are considered
probable of economic extraction.
iii) Open Pit Mine Development Costs
In open pit mining operations, it is necessary to remove
overburden and other waste materials to access ore from
which minerals can be extracted economically. The process
of mining overburden and waste materials is referred to as
stripping. Stripping costs incurred in order to provide initial access to the ore body (referred to as pre-production
stripping) are capitalized as open pit mine development
costs.
Pre-production stripping costs are capitalized until
an “other than de minimis” level of mineral is extracted,
after which time such costs are either capitalized to
inventory or, if they qualify as an open pit stripping activity that provides a future benefit, to PP&E. We consider
various relevant criteria to assess when an “other than de
minimis” level of mineral is produced. Some of the criteria
considered would include, but are not limited to, the
following: (1) the amount of minerals mined versus total
ounces in ore expected over the LOM; (2) the amount of
ore tonnes mined versus total LOM expected ore tonnes
mined; (3) the current stripping ratio versus the strip ratio expected over the LOM; and (4) the ore grade mined
versus the grade expected over the LOM.
Stripping costs incurred during the production
stage of an open pit are accounted for as costs of the
inventory produced during the period that the stripping
costs are incurred, unless these costs are expected to
provide a future economic benefit to an identifiable
component of the ore body. Components of the ore body
are based on the distinct development phases identified by
the mine planning engineers when determining the optimal
development plan for the open pit. Production phase
stripping costs generate a future economic benefit when the
related stripping activity: (1) improves access to a
component of the ore body to be mined in the future;
(2) increases the fair value of the mine (or open pit) as
access to future mineral reserves becomes less costly; and
(3) increases the productive capacity or extends the
productive life of the mine (or open pit). Production phase
stripping costs that are expected to generate a future
economic benefit are capitalized as open pit mine
development costs.
Capitalized open pit mine development costs are
depreciated on a UOP basis whereby the denominator is
the estimated ounces/pounds of gold/copper in proven and
probable reserves and the portion of resources considered
probable of economic extraction based on the current LOM
plan that benefit from the development and are considered
probable of economic extraction.
Construction-in-Progress
Assets under construction are capitalized as construction-
in-progress until the asset is available for its intended use.
The cost of construction-in-progress comprises its purchase
price and any costs directly attributable to bringing it into working condition for its intended use. Construction-in-
progress amounts related to development projects are
included in the carrying amount of the development project.
Construction-in-progress amounts incurred at operating
mines are presented as a separate asset within PP&E.
Construction-in-progress also includes deposits on long
lead items. Construction-in-progress is not depreciated.
Depreciation commences once the asset is complete,
commissioned and available for use.
Capitalized Interest
We capitalize interest costs for qualifying assets. Qualifying assets are assets that require a significant amount of time
to prepare for their intended use, including projects that are in the exploration and evaluation, development or
construction stages. Qualifying assets also include
significant expansion projects at our operating mines.
Capitalized interest costs are considered an element of the
cost of the qualifying asset which is determined based on
gross expenditures incurred on an asset. Capitalization
ceases when the asset is substantially complete or if active development is suspended or ceases. Where the funds
used to finance a qualifying asset form part of general
borrowings, the amount capitalized is calculated using a
weighted average of rates applicable to the relevant
borrowings during the period. Where funds borrowed are
directly attributable to a qualifying asset, the amount
capitalized represents the borrowing costs specific to those borrowings. Where surplus funds available out of money
borrowed specifically to finance a project are temporarily
invested, the total capitalized interest is reduced by income generated from short-term investments of such funds.
m)    Impairment (and Reversals of Impairment) of Non-
Current Assets
We review and test the carrying amounts of PP&E and
intangible assets with finite lives when an indicator of
impairment is considered to exist. Impairment (or reversals
of impairment) assessments on PP&E and intangible assets
are conducted at the level of the cash generating unit
(“CGU”), which is the lowest level for which identifiable cash flows are largely independent of the cash flows of other
assets and includes liabilities specific to the CGU. For
operating mines and projects, the individual mine/project
represents a CGU for impairment testing.
The recoverable amount of a CGU is the higher of
Value in Use (“VIU”) and Fair Value Less Costs of Disposal
(“FVLCD”). We have determined that the FVLCD is greater
than the VIU amounts and is therefore used as the
recoverable amount for impairment testing purposes. An
impairment loss is recognized for any excess of the carrying amount of a CGU over its recoverable amount where both
the recoverable amount and carrying value include the
associated other assets and liabilities, including taxes
where applicable, of the CGU. Where it is not appropriate to allocate the loss to a separate asset, an impairment loss
related to a CGU is allocated to the carrying amount of the
assets of the CGU on a pro rata basis based on the
carrying amount of its non-monetary assets.
Impairment Reversal
An assessment is made at each reporting date to determine
whether there is an indication that previously recognized
impairment losses may no longer exist or may have
decreased. A previously recognized impairment loss is
reversed only if there has been a change in the
assumptions used to determine the CGU’s recoverable
amount since the last impairment loss was recognized. This
reversal is recognized in the consolidated statements of
income and is limited to the carrying value that would have
been determined, net of any depreciation where applicable,
had no impairment charge been recognized in prior years.
When an impairment reversal is undertaken, the
recoverable amount is assessed by reference to the higher
of VIU and FVLCD. We have determined that the FVLCD is
greater than the VIU amounts and is therefore used as the
recoverable amount for impairment testing purposes.
n)    Intangible Assets
On acquisition of a mineral property in the exploration
stage, we prepare an estimate of the fair value attributable to the exploration licenses acquired, including the fair value attributable to mineral resources, if any, of that property.
The fair value of the exploration license is recorded as an
intangible asset (acquired exploration potential) as at the
date of acquisition. When an exploration stage property
moves into development, the acquired exploration potential
attributable to that property is transferred to mining interests within PP&E.
We also have water rights associated with our
mineral properties. Upon acquisition, they are measured at
initial cost and are depreciated when they are being used.
They are also subject to impairment testing when an
indicator of impairment is considered to exist.
o)    Goodwill
Goodwill is tested for impairment in Q4 and also when there
is an indicator of impairment. At the date of acquisition,
goodwill is assigned to the CGU or group of CGUs that is
expected to benefit from the synergies of the business
combination. For the purposes of impairment testing,
goodwill is allocated to the Company’s operating segments,
which are our individual minesites, and corresponds to the
level at which goodwill is internally monitored by the Chief
Operating Decision Maker (“CODM”).  Goodwill impairment
charges are not reversible.
For a CGU to which goodwill has been allocated,
the most recent recoverable amount determined for the
CGU may be used in the annual impairment assessment of
that CGU in the current year provided all the following
criteria are met:
•the assets and liabilities making up the CGU have not
changed significantly (change in book value or change
in nature of assets/ liabilities in CGU) since the most
recent recoverable amount calculation;
•The most recent recoverable amount calculation,
completed in prior year, resulted in an amount that
exceeded the carrying amount of the CGU by a
substantial margin; and
•Based on an analysis of events that have occurred and
circumstances that have changed since the most
recent recoverable amount calculation, the likelihood
that a current recoverable amount determination will be
less than the carrying amount of the CGU is remote.
p)    Debt
Debt is recognized initially at fair value, net of financing costs incurred, and subsequently measured at amortized
cost. Any difference between the amounts originally
received and the redemption value of the debt is recognized
in the consolidated statements of income over the period to
maturity using the effective interest method.
q)    Derivative Instruments and Hedge Accounting
Derivative Instruments
Derivative instruments are recorded at fair value on the
consolidated balance sheet, classified based on contractual
maturity. Derivative instruments are classified as either
hedges of the fair value of recognized assets or liabilities or of firm commitments (“fair value hedges”), hedges of highly
probable forecasted transactions (“cash flow hedges”) or
non-hedge derivatives. Derivatives designated as either a
fair value or cash flow hedge that are expected to be highly effective in achieving offsetting changes in fair value or
cash flows are assessed on an ongoing basis to determine
that they actually have been highly effective throughout the financial reporting periods for which they were designated.
Derivative assets and derivative liabilities are shown
separately in the balance sheet unless there is a legal right to offset and intent to settle on a net basis.
Cash Flow Hedges
The effective portion of changes in the fair value of
derivatives that are designated and qualify as cash flow
hedges is recognized in equity. The gain or loss relating to the ineffective portion is recognized in the consolidated
statements of income. Amounts accumulated in equity are
transferred to the consolidated statements of income in the
period when the forecasted transaction impacts earnings.
When the forecasted transaction that is hedged results in
the recognition of a non-financial asset or a non-financial
liability, the gains and losses previously deferred in equity are transferred from equity and included in the
measurement of the initial carrying amount of the asset or
liability.
When a derivative designated as a cash flow
hedge expires or is sold and the forecasted transaction is
still expected to occur, any cumulative gain or loss relating to the derivative that is recorded in equity at that time
remains in equity and is recognized in the consolidated
statements of income when the forecasted transaction
occurs. When a forecasted transaction is no longer
expected to occur, the cumulative gain or loss that was
recorded in equity is immediately transferred to the
consolidated statements of income.
Non-Hedge Derivatives
Derivative instruments that do not qualify as either fair value or cash flow hedges are recorded at their fair value at the
balance sheet date, with changes in fair value recognized in the consolidated statements of income.
r)    Environmental Rehabilitation Provision
Mining, extraction and processing activities normally give
rise to obligations for environmental rehabilitation.
Rehabilitation work can include facility decommissioning
and dismantling; removal or treatment of waste materials;
site and land rehabilitation, including compliance with and
monitoring of environmental regulations; security and other
site-related costs required to perform the rehabilitation
work; and operation of equipment designed to reduce or
eliminate environmental effects. The extent of work required and the associated costs are dependent on the
requirements of relevant authorities and our environmental
policies. Routine operating costs that may impact the
ultimate closure and rehabilitation activities, such as waste material handling conducted as an integral part of a mining
or production process, are not included in the provision.
Abnormal costs arising from unforeseen circumstances,
such as the contamination caused by unplanned
discharges, are recognized as an expense and liability
when the event that gives rise to an obligation occurs and
reliable estimates of the required rehabilitation costs can be made.
Provisions for the cost of each rehabilitation
program are normally recognized at the time that an
environmental disturbance occurs or a new legal or
constructive obligation is determined. When the extent of
disturbance increases over the life of an operation, the
provision is increased accordingly. The major parts of the
carrying amount of provisions relate to closure/rehabilitation of tailings facilities, heap leach pads and waste dumps;
demolition of buildings/mine facilities; ongoing water
treatment; and ongoing care and maintenance and security
of closed mines. Costs included in the provision encompass
all closure and rehabilitation activity expected to occur
progressively over the life of the operation at the time of
closure and post-closure in connection with disturbances as
at the reporting date. Estimated costs included in the
determination of the provision reflect the risks and
probabilities of alternative estimates of cash flows required to settle the obligation at each particular operation. The
expected rehabilitation costs are estimated based on the
cost of external contractors performing the work or the cost of performing the work internally depending on
management’s intention.
The timing of the actual rehabilitation expenditure
is dependent upon a number of factors such as the life and
nature of the asset, the operating license conditions and the environment in which the mine operates. Expenditures may
occur before and after closure and can continue for an
extended period of time depending on rehabilitation
requirements. Rehabilitation provisions are measured at the
expected value of future cash flows, which exclude the
effect of inflation, discounted to their present value using a current US dollar real risk-free pre-tax discount rate. The
unwinding of the discount, referred to as accretion expense, is included in finance costs and results in an increase in the amount of the provision. Provisions are updated each
reporting period for changes to expected cash flows and for
the effect of changes in the discount rate, and the change in estimate is added to or deducted from the related asset and
depreciated over the expected economic life of the
operation to which it relates.
Significant judgments and estimates are involved
in forming expectations of future activities, the amount and timing of the associated cash flows and the period over
which we estimate those cash flows. Those expectations
are formed based on existing environmental and regulatory
requirements or, if more stringent, our environmental
policies which give rise to a constructive obligation.
When provisions for closure and rehabilitation are
initially recognized, the corresponding cost is capitalized as an asset, representing part of the cost of acquiring the
future economic benefits of the operation. The capitalized
cost of closure and rehabilitation activities is recognized in
PP&E and depreciated over the expected economic life of
the operation to which it relates.
Adjustments to the estimated amount and timing of
future closure and rehabilitation cash flows are a normal
occurrence in light of the significant judgments and
estimates involved. The principal factors that can cause
expected cash flows to change are: the construction of new
processing facilities; changes in the quantities of material in reserves and resources with a corresponding change in the
life of mine plan; changing ore characteristics that impact
required environmental protection measures and related
costs; changes in water quality or volumes that impact the
extent of water treatment required; changes in discount
rates; changes in foreign exchange rates; changes in
Barrick’s closure policies; and changes in laws and
regulations governing the protection of the environment.
Rehabilitation provisions are adjusted as a result
of changes in estimates and assumptions. Those
adjustments are accounted for as a change in the
corresponding cost of the related assets, including the
related mineral property, except where a reduction in the
provision is greater than the remaining net book value of
the related assets, in which case the value is reduced to nil and the remaining adjustment is recognized in the
consolidated statements of income. In the case of closed
sites, changes in estimates and assumptions are
recognized immediately in the consolidated statements of
income. For an operating mine, the adjusted carrying
amount of the related asset is depreciated prospectively.
Adjustments also result in changes to future finance costs.
Provisions are discounted to their present value using a
current US dollar real risk-free pre-tax discount rate and the accretion expense is included in finance costs.
s)    Stock-Based Compensation
We recognize the expense related to these plans over the
vesting period, beginning once the grant has been
approved and announced to the beneficiaries.
Barrick offers cash-settled (Restricted Share Units
(“RSU”), Deferred Share Units (“DSU”) and Performance
Granted Share Units (“PGSU”)) awards to certain
employees, officers and directors of the Company.
Restricted Share Units
Under our Long-Term Incentive Plan, selected employees
are granted RSUs where each RSU has a value equal to
one Barrick common share. RSUs generally vest within
three years in cash and the after-tax value of the award
may be used to purchase common shares on the open
market, depending on the terms of the grant. Additional
RSUs are credited to reflect dividends paid on Barrick
common shares over the vesting period.
A liability for RSUs is measured at fair value on the
grant date and is subsequently adjusted for changes in fair
value. The liability is recognized on a straight-line basis
over the vesting period, with a corresponding charge to
compensation expense, as a component of general and
administrative expenses and cost of sales. Compensation
expenses for RSUs incorporate an estimate for expected
forfeiture rates based on which the fair value is adjusted.
Deferred Share Units
Under our DSU plan, Directors must receive at least 63.6%
of their basic annual retainer in the form of DSUs or cash to purchase common shares that cannot be sold, transferred
or otherwise disposed of until the Director leaves the Board.
Each DSU has the same value as one Barrick common
share. DSUs must be retained until the Director leaves the
Board, at which time the cash value of the DSUs is paid
out. Additional DSUs are credited to reflect dividends paid
on Barrick common shares. The initial fair value of the
liability is calculated as of the grant date and is recognized immediately. Subsequently, at each reporting date and on
settlement, the liability is remeasured, with any change in
fair value recorded as compensation expense in the period.
Performance Granted Share Units
Under our PGSU plan, select employees are granted
PGSUs, where each PGSU has a value equal to one
Barrick common share. Annual PGSU awards are
determined based on a multiple ranging from three to six
times base salary (depending on position and level of
responsibility) multiplied by a performance factor. PGSUs
vest within three years in cash, and the after-tax value of
the award is used to purchase common shares on the open
market. Generally, these shares cannot be sold until the
employee meets their share ownership requirement (in
which case only those Barrick shares in excess of the
requirement can be sold), or until they retire or leave the
Company.
The initial fair value of the liability is calculated as
of the grant date and is recognized within compensation
expense using the straight-line method over the vesting
period. Subsequently, at each reporting date and on
settlement, the liability is remeasured, with any changes in fair value recorded as compensation expense.
t)    New Accounting Standards Issued
IFRS 18 Presentation and Disclosure in Financial
Statements (effective for annual periods beginning on or
after January 1, 2027)
In April 2024, the IASB issued IFRS 18 which will replace
IAS 1 Presentation of Financial Statements. Even though
IFRS 18 will not impact the recognition or measurement of
items in the financial statements, it will impact presentation and disclosure of certain aspects of the financial statements including management-defined performance measures
within the financial statements. We are currently assessing
the detailed implications of applying the new standard on
the financial statements and the following potential impacts have been identified based on our preliminary assessment:
•Although the adoption of IFRS 18 will have no impact
on net income, items of income and expenses in the
statement of income will be grouped into new
categories resulting in new subtotals and/or line items
being presented, including operating profit, and
changes in how certain existing subtotals are
calculated. Income from equity investees and interest
income from cash and cash equivalents will be
presented in the investing section of the Statement of
Income.
•We do not expect there to be a significant change in
the information that is currently disclosed in the notes;
however, there will be new disclosures required for
management-defined performance measures (MPM).
An MPM is a subtotal of income and expenses that a
company uses in public communications outside of its
financial statements to convey an aspect of the
financial performance of the company as a whole. We
have performed an initial assessment of the
performance measures that we currently use in our
communications outside of the financial statements
and believe that the following will meet the MPM
definition: Adjusted net earnings, EBITDA, Adjusted
EBITDA and Attributable EBITDA.
•From a cash flow statement perspective, there will be
changes to how interest received and interest paid are
presented. Interest paid will be presented as financing
cash flows and interest received as investing cash
flows, which is a change from the current presentation
as part of operating cash flows. In addition, operating
profit will be the starting point for determining cash
flows from operating activities instead of net income.
We will apply the new standard from its mandatory effective
date of January 1, 2027. Retrospective application is
required, and so the comparative information for the
financial year ending December 31, 2026 will be restated in
accordance with IFRS 18.
Amendments to the Classification and Measurement of
Financial Instruments (IFRS 9 and IFRS 7) (effective for
annual periods beginning on or after January 1, 2026)
In May 2024, the IASB issued targeted amendments to
IFRS 9 and IFRS 7, which clarify the date of recognition
and derecognition of some financial assets and liabilities,
and updates the disclosures for equity instruments
designated at FVOCI. We performed an assessment of the
impact of these amendments and do not expect them to
have a material impact on the financial statements.
There are certain other new accounting standards and
interpretations that have been published that are either
applicable in the current year or not mandatory for the
current period. We have assessed these standards and
determined they do not have a material impact on Barrick in
the current reporting period. No standards have been early
adopted in the current period.